Acquisition Of Option To Purchase Klondike Project	3 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Acquisition Of Option To Purchase Klondike Project

NOTE 4 – ACQUISITION OF OPTION TO PURCHASE KLONDIKE PROJECT

On June 11, 2012, the Company entered into an option agreement with Arden Larson to purchase a 100% interest in the Klondike Project (“Klondike”) that included 64 unpatented mining claims, to which the Company recently staked an additional 100 claims.  Klondike is located in the Alpha Mining District about 40 miles north of Eureka, Nevada.

The Company will pay a total of $575,000 to Mr. Larson on the following schedule:

Payment Date	Payment Amount
Effective Date (June 11, 2012)	$25,000
Six months after Effective Date	$25,000
June 11, 2013	$30,000
June 11, 2014	$35,000
June 11, 2015	$40,000
June 11, 2016	$45,000
June 11, 2017	$50,000
June 11, 2018	$55,000
June 11, 2019	$60,000
June 11, 2020	$65,000
June 11, 2021	$70,000
June 11, 2022	$75,000

The Company has the option to buy-down the royalty component by making payments of $500,000 per 0.25% of base net smelter return royalties for gold, silver and other products to Mr. Larson based on the following schedule:

Product	Base net smelter return royalty	Average market price	Maximum buy-down net smelter return royalty
GOLD	1.00	Less than $1,200/troy oz.	0.50
	1.50	$1,201 to $1,600/troy oz.	0.75
	2.00	$1,601 to $2,000/troy oz.	1.00
	2.50	$2,001 to $2,400/troy oz.	1.25
	3.00	$2,401 to $2,800/troy oz.	1.50
	3.50	$2,801 to $3,200/troy oz.	1.75
	4.00	Greater than $3,200/troy oz.	2.00

SILVER	1.00	Less than $15/troy oz.	0.50
	1.50	$15.01 to $30/troy oz.	0.75
	2.00	$30.01 to $45/troy oz.	1.00
	2.50	$45.01 to $60/troy oz.	1.25
	3.00	$60.01 to $75/troy oz.	1.50
	3.50	$75.01 to $90/troy oz.	1.75
	4.00	Greater than $90/troy oz.	2.00

OTHER	2.00	As determined by products	1.00

In addition, the Company is committed to spend no less than $850,000 for the benefit of the Klondike Project on the following schedule:

1.	$100,000 prior to June 11, 2013
2.	An additional $150,000 prior to June 11, 2014
3.	An additional $200,000 prior to June 11, 2015
4.	An additional $200,000 prior to June 11, 2016
5.	An additional $200,000 prior to June 11, 2017

Should the Company choose not to maintain the work commitment and option to the property, the Company can forego future payments to Mr. Larson without penalty.